Other operating income (loss),net	12 Months Ended
Dec. 31, 2024
Other operating income (loss),net
Other operating income (loss),net	9. Other operating income (loss),net Other operating income (loss), net mainly comprises the gain or loss on disposal or deemed disposal of the Group’s subsidiaries.